Insurance Risk - Summary of interest rate risk and interest rate changes on profit and loss (Details) - Interest rate risk [member] - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Interest Rate Risk Arising From Insurance Contracts [Line Items]
Exposure to financial products measured at fair value	[1]	₩ 48,843,348	₩ 46,700,713
Insurance contract exposure	[2]	39,820,035	36,758,783
Net exposure (financial products - insurance contracts)		₩ 9,023,313	₩ 9,941,930

[1]	It is the total amount of financial assets measured at fair value through profit or loss, financial assets measured at fair value through other comprehensive income, and derivative assets (liabilities).
[2]	It is the total amount excluding the contractual service margin from the remaining coverage elements of insurance contract liabilities and reinsurance contract assets (liabilities).